Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net [Abstract]
Intangible Assets, Net
NOTE 7:-	INTANGIBLE ASSETS, NET

	December 31,
	2011	2012
Cost:
Current technology	$18,557	$18,557
Customer relations	1,874	1,874
Backlog	1,578	1,578

	22,009	22,009
Accumulated amortization:
Current technology	160	2,083
Customer relations	26	338
Backlog	1,578	1,578

	1,764	3,999

Amortized cost	$20,245	$18,010
Amortization expenses for the years ended December 31, 2011 and 2012 amounted to $ 1,764 and $ 2,235, respectively.

See also Note 1e regarding Wavion acquisition

Estimated amortization expenses for the years ended:

Amortization
Year ended December 31,	expenses

2013	$2,235
2014	2,235
2015	2,188
2016	1,671
2017	1,645
2018 and thereafter	8,036

$18,010